SHAREHOLDERS EQUITY	9 Months Ended
Sep. 30, 2016
SHAREHOLDERS EQUITY [Abstract]
SHAREHOLDERS EQUITY
8. SHAREHOLDERS EQUITY

As part of the Private Placement, the Company issued a warrant to NAT exercisable for up to 833,333 of our common shares with an exercise price of $15.00 per common share. The purchase rights represented by the warrant become exercisable in 20% increments at each 10% increase in the Volume Weighted Average Price (“VWAP”), of our common shares between increases of 25% to 65%. The VWAP must be above an exercise level for a minimum of 10 business days, with a minimum trading volume of $2.0 million. The warrant matured on December 31, 2015, and was not exercised as it was not in the money.

On May 21, 2015, the Company announced that its Board of Directors had authorized a share repurchase program under which the Company may repurchase up to 2.5 million of NAO’s outstanding common stock within the following two years. As of September 30, 2016 and December 31, 2015, 1.2 million and 0.9 million shares had been repurchased under the repurchase program, respectively.

On February 18, 2016, the Company announced that it had agreed to repurchase 1.6 million of its shares in a private transaction.

As of September 30, 2016 and December 31, 2015, the Company had repurchased an aggregate of 2.8 million and 0.9 million of its common stock, respectively.